CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 894,551,480	$ 578,244,378
Restricted cash	566,675,697	328,499,059
Short-term investments	57,739,558	39,310,595
Accounts receivable	100,553,481	32,703,517
Other receivables	73,193,654	31,822,187
Deposits for land use rights	103,715,834	153,252,126
Other deposits and prepayments	272,022,244	525,263,384
Advances to suppliers	36,731,393	27,457,335
Real estate properties development completed	840,393,193	477,179,252
Real estate properties under development (including real estate properties under development of the consolidated variable interest entities (“VIE”) to be used only to settle obligations of the VIE of US$105,056,385 and US$154,339,321 as of December 31, 2016 and December 31, 2017, respectively)	1,996,000,653	1,719,135,164
Amounts due from related parties	125,662,072	17,731,875
Amounts due from employees	2,174,302	620,462
Other current assets	798,920	225,785
Total current assets	5,070,212,481	3,931,445,119
Real estate properties held for lease, net	277,933,313	159,873,934
Deposits for land use rights	22,956,138	28,830,907
Property and equipment, net	32,385,860	34,090,096
Long-term investment	829,773,150	7,797,559
Deferred tax assets	82,006,132	32,803,197
Amounts due from related parties	24,665,944	0
Other assets	44,501,252	24,718,147
TOTAL ASSETS	6,384,434,270	4,219,558,959
Current liabilities
Accounts payable and notes payable (including accounts payable and notes payable of the VIE without recourse to the primary beneficiary of US$2,321,966 and US$2,454,089 as of December 31, 2016 and December 31, 2017, respectively)	690,839,190	524,663,366
Short-term bank loans and other debt	247,758,295	178,576,151
Customer deposits	438,341,713	150,545,253
Income tax payable	169,839,336	120,573,148
Other payables and accrued liabilities (including other payables and accrued liabilities of the VIE without recourse to the primary beneficiary of US$1,583,399 and US$2,990,885 as of December 31, 2016 and December 31, 2017, respectively)	300,118,332	199,661,165
Payroll and welfare payable (including payroll and welfare payable of the VIE without recourse to the primary beneficiary of nil and US$102,316 as of December 31, 2016 and December 31, 2017, respectively)	31,445,229	19,521,772
Current portion of long-term bank loans and other debt	1,648,233,254	704,695,082
Current maturities of capital lease obligations	4,472,386	3,923,394
Mandatorily redeemable non-controlling interests	15,593,340	12,613,522
Amounts due to related parties	128,178,423	66,229,724
Total current liabilities	3,674,819,498	1,981,002,577
Long-term bank loans	11,018,946	235,885,009
Deferred tax liabilities	164,203,580	76,220,375
Unrecognized tax benefits	31,231,376	20,491,988
Other long-term debt	1,404,814,439	974,791,324
Capital lease obligations, net of current maturities	11,415,344	15,015,508
Amounts due to related parties	29,917,961	0
Total liabilities	5,327,421,144	3,303,406,781
Commitments and contingencies
Shareholders’ equity
Common shares, US$0.0001 par value: Authorized-500,000,000 shares; shares issued and outstanding- 129,578,676 shares as of December 31, 2017 (December 31, 2016: 131,426,741 shares)	16,314	16,051
Treasury shares	(67,792,368)	(53,734,088)
Additional paid-in capital	543,338,206	538,414,246
Statutory reserves	105,660,269	95,973,296
Retained earnings	382,123,692	354,273,848
Accumulated other comprehensive (loss)/income	29,225,736	(34,682,888)
Total Xinyuan Real Estate Co., Ltd. shareholders’ equity	992,571,849	900,260,465
Non-controlling interest	64,441,277	15,891,713
Total equity	1,057,013,126	916,152,178
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 6,384,434,270	$ 4,219,558,959